Investment Objectives and Goals - Voya Intermediate Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Intermediate Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.